Concessions payable- Summary of Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 3,054,248	R$ 2,983,342
Current	160,771	158,705
Non-current	2,893,477	2,824,637
Court Discussion [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,802,403	1,719,635
Court Discussion [member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	55,170	101,871
Court Discussion [member] | Rumo Malha Oeste S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,747,233	1,617,764
Railroad concession payable under litigation | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,145,450	1,154,919
Payables
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	106,395	108,788
Payables | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	20,682	24,151
Payables | Rumo Malha Sul S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 85,713	R$ 84,637